Loans and allowance for credit losses	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Loans and allowance for credit losses

Note 5 Loans and allowance for credit losses
Allowance for credit losses

	For the three months ended
	April 30, 2025					April 30, 2024
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$636	$121	$(2)	$(25)	$730	$542	$28	$(5)	$4	$569
Personal	1,534	288	(178)	(11)	1,633	1,287	213	(134)	5	1,371
Credit cards	1,264	257	(199)	(2)	1,320	1,101	223	(185)	–	1,139
Small business	289	88	(28)	(6)	343	212	39	(19)	(2)	230
Wholesale	3,210	666	(270)	(151)	3,455	2,445	405	(133)	(3)	2,714
Customers’ liability under acceptances	–	–	–	–	–	43	8	–	–	51
	$6,933	$1,420	$(677)	$(195)	$7,481	$5,630	$916	$(476)	$4	$6,074
Presented as:
Allowance for loan losses	$6,600				$7,125	$5,299				$5,715
Other liabilities – Provisions	328				353	282				302
Customers’ liability under acceptances	–				–	43				51
Other components of equity	5				3	6				6

	For the six months ended
	April 30, 2025					April 30, 2024
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$572	$194	$(4)	$(32)	$730	$481	$102	$(6)	$(8)	$569
Personal	1,482	535	(367)	(17)	1,633	1,228	415	(273)	1	1,371
Credit cards	1,233	480	(392)	(1)	1,320	1,069	406	(335)	(1)	1,139
Small business	272	134	(52)	(11)	343	194	76	(34)	(6)	230
Wholesale	2,793	1,130	(349)	(119)	3,455	2,326	734	(282)	(64)	2,714
Customers’ liability under acceptances	–	–	–	–	–	50	1	–	–	51
	$6,352	$2,473	$(1,164)	$(180)	$7,481	$5,348	$1,734	$(930)	$(78)	$6,074
Presented as:
Allowance for loan losses	$6,037				$7,125	$5,004				$5,715
Other liabilities – Provisions	311				353	288				302
Customers’ liability under acceptances	–				–	50				51
Other components of equity	4				3	6				6
The following table reconciles the opening and closing allowance for each major product of loans and commitments as determined by our modelled, scenario-weighted allowance and the application of expert credit judgment as applicable. Reconciling items include the following:
•	Transfers between stages, which are presumed to occur before any corresponding remeasurements of the allowance.
•	Originations, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments and additional draws on existing facilities; changes in the measurement following a transfer between stages; and unwinding of the time value discount due to the passage of time in stage 1 and stage 2.

Allowance for credit losses – Retail and wholesale loans

	For the three months ended
	April 30, 2025				April 30, 2024
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$218	$158	$260	$636	$245	$110	$187	$542
Provision for credit losses
Transfers to stage 1	34	(34)	–	–	16	(16)	–	–
Transfers to stage 2	(14)	18	(4)	–	(4)	8	(4)	–
Transfers to stage 3	(1)	(10)	11	–	(1)	(8)	9	–
Originations	24	–	–	24	32	–	–	32
Maturities	(5)	(8)	–	(13)	(4)	(3)	–	(7)
Changes in risk, parameters and exposures	4	89	17	110	(43)	27	19	3
Write-offs	–	–	(5)	(5)	–	–	(7)	(7)
Recoveries	–	–	3	3	–	–	2	2
Exchange rate and other	(1)	(4)	(20)	(25)	4	–	–	4
Balance at end of period	$259	$209	$262	$730	$245	$118	$206	$569

Personal
Balance at beginning of period	$305	$1,009	$220	$1,534	$280	$843	$164	$1,287
Provision for credit losses
Transfers to stage 1	141	(140)	(1)	–	134	(134)	–	–
Transfers to stage 2	(32)	32	–	–	(18)	19	(1)	–
Transfers to stage 3	(1)	(40)	41	–	–	(31)	31	–
Originations	25	–	–	25	39	–	–	39
Maturities	(13)	(53)	–	(66)	(9)	(40)	–	(49)
Changes in risk, parameters and exposures	(122)	304	147	329	(128)	226	125	223
Write-offs	–	–	(215)	(215)	–	–	(166)	(166)
Recoveries	–	–	37	37	–	–	32	32
Exchange rate and other	1	(2)	(10)	(11)	(2)	4	3	5
Balance at end of period	$304	$1,110	$219	$1,633	$296	$887	$188	$1,371

Credit cards
Balance at beginning of period	$206	$1,058	$–	$1,264	$188	$913	$–	$1,101
Provision for credit losses
Transfers to stage 1	179	(179)	–	–	138	(138)	–	–
Transfers to stage 2	(28)	28	–	–	(27)	27	–	–
Transfers to stage 3	–	(146)	146	–	–	(118)	118	–
Originations	3	–	–	3	10	–	–	10
Maturities	(1)	(15)	–	(16)	(1)	(13)	–	(14)
Changes in risk, parameters and exposures	(155)	373	52	270	(116)	277	66	227
Write-offs	–	–	(246)	(246)	–	–	(201)	(201)
Recoveries	–	–	47	47	–	–	16	16
Exchange rate and other	(2)	(1)	1	(2)	–	(1)	1	–
Balance at end of period	$202	$1,118	$–	$1,320	$192	$947	$–	$1,139

Small business
Balance at beginning of period	$80	$87	$122	$289	$72	$74	$66	$212
Provision for credit losses
Transfers to stage 1	10	(10)	–	–	7	(7)	–	–
Transfers to stage 2	(7)	7	–	–	(4)	4	–	–
Transfers to stage 3	(1)	(3)	4	–	–	(3)	3	–
Originations	11	–	–	11	11	–	–	11
Maturities	(4)	(6)	–	(10)	(4)	(5)	–	(9)
Changes in risk, parameters and exposures	7	39	41	87	(8)	15	30	37
Write-offs	–	–	(31)	(31)	–	–	(22)	(22)
Recoveries	–	–	3	3	–	–	3	3
Exchange rate and other	2	–	(8)	(6)	–	–	(2)	(2)
Balance at end of period	$98	$114	$131	$343	$74	$78	$78	$230

Wholesale
Balance at beginning of period	$835	$992	$1,383	$3,210	$709	$853	$883	$2,445
Provision for credit losses
Transfers to stage 1	44	(43)	(1)	–	52	(51)	(1)	–
Transfers to stage 2	(43)	43	–	–	(40)	41	(1)	–
Transfers to stage 3	(4)	(71)	75	–	(1)	(38)	39	–
Originations	188	–	–	188	245	–	–	245
Maturities	(117)	(97)	–	(214)	(95)	(95)	–	(190)
Changes in risk, parameters and exposures	59	309	324	692	(90)	201	239	350
Write-offs	–	–	(289)	(289)	–	–	(150)	(150)
Recoveries	–	–	19	19	–	–	17	17
Exchange rate and other	(16)	(29)	(106)	(151)	(23)	13	7	(3)
Balance at end of period	$946	$1,104	$1,405	$3,455	$757	$924	$1,033	$2,714

	For the six months ended
	April 30, 2025				April 30, 2024
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$215	$126	$231	$572	$223	$90	$168	$481
Provision for credit losses
Transfers to stage 1	59	(59)	–	–	33	(33)	–	–
Transfers to stage 2	(18)	24	(6)	–	(10)	18	(8)	–
Transfers to stage 3	(2)	(24)	26	–	(2)	(16)	18	–
Originations	47	–	–	47	51	–	–	51
Maturities	(10)	(14)	–	(24)	(8)	(7)	–	(15)
Changes in risk, parameters and exposures	(33)	158	46	171	(44)	67	43	66
Write-offs	–	–	(9)	(9)	–	–	(11)	(11)
Recoveries	–	–	5	5	–	–	5	5
Exchange rate and other	1	(2)	(31)	(32)	2	(1)	(9)	(8)
Balance at end of period	$259	$209	$262	$730	$245	$118	$206	$569

Personal
Balance at beginning of period	$305	$966	$211	$1,482	$280	$793	$155	$1,228
Provision for credit losses
Transfers to stage 1	285	(284)	(1)	–	259	(259)	–	–
Transfers to stage 2	(53)	56	(3)	–	(37)	39	(2)	–
Transfers to stage 3	(2)	(79)	81	–	(1)	(59)	60	–
Originations	53	–	–	53	61	–	–	61
Maturities	(26)	(106)	–	(132)	(21)	(86)	–	(107)
Changes in risk, parameters and exposures	(258)	558	314	614	(242)	455	248	461
Write-offs	–	–	(438)	(438)	–	–	(335)	(335)
Recoveries	–	–	71	71	–	–	62	62
Exchange rate and other	–	(1)	(16)	(17)	(3)	4	–	1
Balance at end of period	$304	$1,110	$219	$1,633	$296	$887	$188	$1,371

Credit cards
Balance at beginning of period	$207	$1,026	$–	$1,233	$203	$866	$–	$1,069
Provision for credit losses
Transfers to stage 1	334	(334)	–	–	275	(275)	–	–
Transfers to stage 2	(56)	56	–	–	(55)	55	–	–
Transfers to stage 3	(1)	(283)	284	–	(1)	(226)	227	–
Originations	5	–	–	5	13	–	–	13
Maturities	(2)	(27)	–	(29)	(2)	(21)	–	(23)
Changes in risk, parameters and exposures	(283)	680	107	504	(241)	549	108	416
Write-offs	–	–	(480)	(480)	–	–	(460)	(460)
Recoveries	–	–	88	88	–	–	125	125
Exchange rate and other	(2)	–	1	(1)	–	(1)	–	(1)
Balance at end of period	$202	$1,118	$–	$1,320	$192	$947	$–	$1,139

Small business
Balance at beginning of period	$80	$86	$106	$272	$70	$66	$58	$194
Provision for credit losses
Transfers to stage 1	23	(23)	–	–	12	(12)	–	–
Transfers to stage 2	(11)	11	–	–	(9)	9	–	–
Transfers to stage 3	(1)	(6)	7	–	–	(5)	5	–
Originations	20	–	–	20	20	–	–	20
Maturities	(10)	(11)	–	(21)	(7)	(10)	–	(17)
Changes in risk, parameters and exposures	(6)	57	84	135	(13)	30	56	73
Write-offs	–	–	(60)	(60)	–	–	(40)	(40)
Recoveries	–	–	8	8	–	–	6	6
Exchange rate and other	3	–	(14)	(11)	1	–	(7)	(6)
Balance at end of period	$98	$114	$131	$343	$74	$78	$78	$230

Wholesale
Balance at beginning of period	$787	$1,038	$968	$2,793	$774	$785	$767	$2,326
Provision for credit losses
Transfers to stage 1	99	(98)	(1)	–	102	(101)	(1)	–
Transfers to stage 2	(64)	73	(9)	–	(95)	99	(4)	–
Transfers to stage 3	(6)	(206)	212	–	(4)	(47)	51	–
Originations	424	–	–	424	369	–	–	369
Maturities	(303)	(197)	–	(500)	(192)	(182)	–	(374)
Changes in risk, parameters and exposures	11	499	696	1,206	(191)	374	556	739
Write-offs	–	–	(380)	(380)	–	–	(310)	(310)
Recoveries	–	–	31	31	–	–	28	28
Exchange rate and other	(2)	(5)	(112)	(119)	(6)	(4)	(54)	(64)
Balance at end of period	$946	$1,104	$1,405	$3,455	$757	$924	$1,033	$2,714

Key inputs and assumptions
The following provides an update on the key inputs and assumptions used in the measurement of expected credit losses. For further details, refer to Note 2 and Note 5 of our audited 2024 Annual Consolidated Financial Statements.
Our base scenario reflects a rise in near-term unemployment rates in Canada and the U.S. as U.S. international trade policy has reduced economic growth outlooks across most advanced economies. The weak economic growth forecast for the remainder of calendar 2025 is expected to result in central bank policy rate reductions in Canada and the U.S. despite increasing inflation.
Our downside scenarios include two additional and more severe downside scenarios designed for trade disruptions and the real estate sector. During the quarter, in response to U.S. international trade policy, we designed a trade disruption scenario to replace our energy sector scenario. Our downside scenarios reflect the possibility of moderate and escalating macroeconomic shocks beginning in calendar Q3 2025 relative to our base scenario. In these scenarios, conditions are expected to deteriorate from calendar Q2 2025 levels for up to 18 months, followed by a recovery for the remainder of the period. These scenarios assume monetary policy responses that return the economy to a long-run, sustainable growth rate within the forecast period.
Our upside scenario reflects slightly stronger economic growth than the base scenario, without prompting a further offsetting monetary policy response as compared to our base scenario, followed by a return to a long-run sustainable growth rate within the forecast period.
We increased weight to our downside scenarios relative to October 31, 2024 to reflect the heightened economic uncertainty related to U.S. international trade policy as compared to our base scenario.
The following provides additional detail about our calendar quarter forecasts for certain key macroeconomic variables used in the models to estimate the allowance for credit losses:

•
Unemployment rates
– In our base forecast, we expect the Canadian unemployment rate to rise to 6.9% in calendar Q2 2025, peaking at 7.1% in calendar Q3 2025, then returning to its long run equilibrium by calendar Q1 2028. The U.S. unemployment rate is expected to rise to 4.3% in calendar Q2 2025, peaking at 4.8% in calendar Q4 2025, then returning to its long run equilibrium level by calendar Q3 2027.

•
Gross Domestic Product (GDP
)
– In our base forecast, we expect both Canadian and U.S. GDP to continuously grow in calendar Q2 2025 and thereafter. GDP in calendar Q4 2025 is expected to be 0.6% and 0.1% above Q4 2024 levels in Canada and the U.S., respectively.

•
Canadian housing price index
– In our base forecast, we
expect
housing prices to increase by 0.1% over the next 12 months from calendar Q2 2025, with a compound annual growth rate of 3.4% for the following 2 to 5 years. The range of annual housing price growth (contraction) in our alternative real estate downside and upside scenarios is (30.0)% to 10.9% over the next 12 months and 4.2% to 9.5% for the following 2 to 5 years. As at October 31, 2024, our base forecast included housing price growth of 0.7% from calendar Q4 2024 for the next 12 months and housing price growth of 3.0% for the following 2 to 5 years.

•
Oil price (West Texas Intermediate in US$)
– In our base forecast, we expect oil prices to average $60 per barrel over the next 12 months from calendar Q2 2025 and $64 per barrel in the following 2 to 5 years. The range of average prices in our alternative downside and upside scenarios is $32 to $77 per barrel for the next 12 months and $45 to $69 per barrel for the following 2 to 5 years. As at October 31, 2024, our base forecast included an average price of $69 per barrel for the next 12 months and $66 per barrel for the following 2 to 5 years.

Credit risk exposure by internal risk rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9
Financial Instruments
. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of our 2024 Annual Report.

	As at
	April 30, 2025				October 31, 2024
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$379,026	$14,792	$–	$393,818	$388,742	$1,354	$–	$390,096
Medium risk	20,819	2,494	–	23,313	18,419	4,479	–	22,898
High risk	2,073	6,484	–	8,557	1,761	6,593	–	8,354
Not rated (2)	51,487	2,326	–	53,813	52,569	1,479	–	54,048
Impaired	–	–	1,423	1,423	–	–	1,233	1,233
	453,405	26,096	1,423	480,924	461,491	13,905	1,233	476,629
Items not subject to impairment (3)				910				915
Total				$481,834				$477,544

Loans outstanding – Personal
Low risk	$84,858	$2,710	$–	$87,568	$82,904	$1,680	$–	$84,584
Medium risk	4,217	3,721	–	7,938	5,525	3,063	–	8,588
High risk	672	2,468	–	3,140	592	2,365	–	2,957
Not rated (2)	11,368	760	–	12,128	11,303	498	–	11,801
Impaired	–	–	414	414	–	–	408	408
Total	$101,115	$9,659	$414	$111,188	$100,324	$7,606	$408	$108,338

Loans outstanding – Credit cards
Low risk	$17,153	$187	$–	$17,340	$17,363	$177	$–	$17,540
Medium risk	2,086	2,342	–	4,428	1,999	2,436	–	4,435
High risk	67	2,361	–	2,428	75	2,289	–	2,364
Not rated (2)	996	774	–	1,770	1,173	53	–	1,226
Total	$20,302	$5,664	$–	$25,966	$20,610	$4,955	$–	$25,565

Loans outstanding – Small business
Low risk	$10,105	$664	$–	$10,769	$9,428	$773	$–	$10,201
Medium risk	2,533	1,093	–	3,626	2,740	962	–	3,702
High risk	241	1,254	–	1,495	214	1,086	–	1,300
Not rated (2)	8	–	–	8	7	–	–	7
Impaired	–	–	394	394	–	–	321	321
Total	$12,887	$3,011	$394	$16,292	$12,389	$2,821	$321	$15,531

Undrawn loan commitments – Retail
Low risk	$289,824	$3,667	$–	$293,491	$284,036	$592	$–	$284,628
Medium risk	13,222	454	–	13,676	12,110	381	–	12,491
High risk	745	682	–	1,427	746	602	–	1,348
Not rated (2)	10,150	91	–	10,241	10,715	88	–	10,803
Total	$313,941	$4,894	$–	$318,835	$307,607	$1,663	$–	$309,270

Wholesale – Loans outstanding
Investment grade	$123,066	$1,921	$–	$124,987	$116,549	$1,471	$–	$118,020
Non-investment grade	196,334	28,852	–	225,186	189,889	26,826	–	216,715
Not rated (2)	11,780	677	–	12,457	12,871	721	–	13,592
Impaired	–	–	6,708	6,708	–	–	3,905	3,905
	331,180	31,450	6,708	369,338	319,309	29,018	3,905	352,232
Items not subject to impairment (3)				9,813				8,207
Total				$379,151				$360,439

Undrawn loan commitments – Wholesale
Investment grade	$354,793	$695	$–	$355,488	$345,236	$516	$–	$345,752
Non-investment grade	166,910	14,878	–	181,788	170,212	14,512	–	184,724
Not rated (2)	3,964	20	–	3,984	3,290	17	–	3,307
Total	$525,667	$15,593	$–	$541,260	$518,738	$15,045	$–	$533,783

(1)	Includes $115 million of purchased or originated credit-impaired loans (October 31, 2024 – $109 million).
(2)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessment or rating methodologies, policies and tools to manage our credit risk.
(3)	Items not subject to impairment are loans held at FVTPL.
Loans past due but not impaired
(1), (2)

	As at
	April 30, 2025			October 31, 2024
(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total
Retail	$2,286	$294	$2,580	$2,542	$263	$2,805
Wholesale	789	–	789	1,454	4	1,458
	$3,075	$294	$3,369	$3,996	$267	$4,263

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations.
(2)	Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.